UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                   FORM N-PX
                                    ________

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES


                 INVESTMENT COMPANY ACT FILE NUMBER:  811-07917

                     THE WILSHIRE VARIABLE INSURANCE TRUST
               (Exact name of registrant as specified in charter)

                                    ________

                          1299 Ocean Avenue, Suite 700
                             Santa Monica, CA 90401
                    (Address of principal executive offices)

                                    ________

                            Jason Schwarz, President
                          1299 Ocean Avenue, Suite 700
                             Santa Monica, CA 90401
                    (Name and address of agent for service)

                                    ________


                 Registrant's Telephone Number: 1-800-262-9565
                      Date of Fiscal Year End: December 31
            Date of Reporting Period: July 1, 2015 to June 30, 2016

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                                NON-VOTING FUNDS

                      WILSHIRE VIT GLOBAL ALLOCATION FUND
 No votes have been cast on securities by the Fund during the reporting period.

                             WILSHIRE 2015 ETF FUND
 No votes have been cast on securities by the Fund during the reporting period.

                             WILSHIRE 2025 ETF FUND
 No votes have been cast on securities by the Fund during the reporting period.

                             WILSHIRE 2035 ETF FUND
 No votes have been cast on securities by the Fund during the reporting period.

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


THE WILSHIRE VARIABLE INSURANCE TRUST

By:   /s/ Jason Schwarz
      Jason Schwarz
      President
      Date: August 30, 2016